Summary Of Income Tax Credit (Expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred income tax benefit (expense)	$ (6,522)	$ 2,040
Current tax expense	(57)
Total	$ (6,579)	$ 2,040